Consolidated statements of cash flow - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
(Loss) profit before taxes	$ (269,197)	$ (422,490)	$ 95,867
Adjustments to reconcile the profit with cash used in operating activities:
Depreciation, amortization and loss from revaluation	117,202	141,051	182,880
Other amortizations	199	20,140	1,679
Loss (gain) from the disposal of property, vessels and equipment, net	132,956	(153)	(23,415)
Accrued interests	59,164	72,093	140,021
Interest income	(266)	(7,097)	(5,100)
Exchange loss (gain), net	4,531	43,873	(26,411)
Gain from the sale of subsidiaries	0	(451)	(279,744)
Changes in assets and liabilities:
Accounts receivable	(256,724)	(80,333)	(95,847)
Other accounts receivable and related parties	60,081	162,437	45,287
Materials and supplies	(8,681)	7,111	(4,343)
Prepayments	25,816	(9,769)	2,177
Other accounts payable and accrued expenses	129,454	(145,729)	(46,638)
Other non-current assets	(21,550)	4,702	4,981
Employee benefits	(51,108)	2,002	(25,125)
Total adjustments	191,074	209,877	(129,598)
Cash used in operating activities	(78,123)	(212,613)	(33,731)
Cash from investment activities
Proceeds from sale of property, vessels and equipment	96,736	614	16,233
Acquisition of property, vessels and equipment	(75,468)	(28,375)	(48,281)
Sale of subsidiaries, net	0	33,985	600,887
Interest charged	266	7,097	5,100
Cash from investment activities	21,534	13,321	573,939
Cash flow from financing activities
Proceeds from debt	92,348	31,419	29,590
Repayment of debt	(29,781)	(123,703)	(189,026)
Repayment of leases	(52,250)	(90,432)	(134,245)
Interest paid	(9,487)	(22,712)	(42,510)
Cash from (used in) financing activities	830	(205,428)	(336,191)
Exchange effect on cash	(9,984)	33,316	(6,145)
(Decrease) increase in cash and cash equivalents	(65,743)	(371,404)	197,872
Cash and cash equivalents, beginning of year	105,310	476,714	278,842
Cash and cash equivalents, end of year	39,567	105,310	476,714
Supplementary information:
Income tax	$ 3,104	$ 10,873	$ 14,512